Taxation - Additional Information (Details) (ITALY)	12 Months Ended
Nov. 30, 2014
ITALY
Income Tax [Line Items]
Tax rate election period maximum	2024
Additional tax rate election period beginning 2025	10 years
Effective tax rate	6.00%